FINANCING PAYABLE (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Jan. 16, 2025	Dec. 16, 2024	Dec. 01, 2024	Jan. 16, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Financing payable		$ 663,582			$ 470,192	$ 663,582
Debt instrument interest rate during period		7.50%
Payment of debt interest					86,700	14,450	0
Total debt payments			$ 25,000
Principal amount					2,890,000	2,890,000	$ 0
Financing Arrangement [Member]
Subsequent Event [Line Items]
Financing payable		$ 663,582			470,192	$ 663,582
Debt instrument interest rate during period		7.50%
Payment of debt interest					12,580
Total debt payments				$ 68,642	205,970
Principal amount					$ 193,390
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of debt interest	$ 68,642